NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Average stated interest rate	10.00%	10.00%
Average effective interest rate	49.00%	35.00%
Description of debt conversion	Certain notes with a $4.50 or a $10.00 stated conversion price in the second year of their two-year term are subject to automatic conversion into shares of Company common stock at a conversion price equal to 80% of the initial public offering price at the time of a qualified public offering.
Percentage of initial public offering price	80.00%
Warrants issued in conjunction with notes payable	$ 0
Warrants [Member]
Method of calculation of fair value of warrants		Binominal Monte-Carlo Cliquet Option Pricing Model
Minimum [Member]
Conversion Price	$ 3.05
Maximum [Member]
Conversion Price	$ 10.00